CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Members' equity	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests in subsidiaries
Balance at Dec. 31, 2010	$ 1,088	$ 3,049	$ (1,667)	$ (354)	$ 60
Balance (in units) at Dec. 31, 2010		2,728
Increase (Decrease) in Stockholders' Equity
Net income	260		253		7
Dividend paid to noncontrolling interest	(9)				(9)
Dividends paid to parent	(79)		(79)
Other comprehensive income (loss)	(262)			(257)	(5)
Consolidation of a variable interest entity	61				61
Contribution from parent	22	22
Excess tax benefit related to stock-based compensation	10	10
Balance at Dec. 31, 2011	1,091	3,081	(1,493)	(611)	114
Balance (in units) at Dec. 31, 2011		2,728
Increase (Decrease) in Stockholders' Equity
Net income	375		365		10
Dividends paid to parent	(96)		(96)
Other comprehensive income (loss)	(181)			(180)	(1)
Contribution from parent	26	26
Acquisition of a business	(2)	(2)
Excess tax benefit related to stock-based compensation	4	4
Balance at Dec. 31, 2012	1,217	3,109	(1,224)	(791)	123
Balance (in units) at Dec. 31, 2012	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	(16)		(23)		7
Dividends paid to parent	(30)		(30)
Other comprehensive income (loss)	(32)			(32)
Contribution from parent	7	7
Excess tax benefit related to stock-based compensation	1	1
Balance at Mar. 31, 2013	1,147	3,117	(1,277)	(823)	130
Balance (in units) at Mar. 31, 2013		2,728
Balance at Dec. 31, 2012	1,217	3,109	(1,224)	(791)	123
Balance (in units) at Dec. 31, 2012	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	147		126		21
Dividends paid to parent	(96)		(96)
Other comprehensive income (loss)	178			173	5
Contribution from parent	28	28
Excess tax benefit related to stock-based compensation	1	1
Balance at Dec. 31, 2013	1,475	3,138	(1,194)	(618)	149
Balance (in units) at Dec. 31, 2013	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	65		57		8
Dividend paid to noncontrolling interest	(4)				(4)
Dividends paid to parent	(30)		(30)
Other comprehensive income (loss)	8			4	4
Contribution from parent	7	7
Excess tax benefit related to stock-based compensation	1	1
Balance at Mar. 31, 2014	$ 1,522	$ 3,146	$ (1,167)	$ (614)	$ 157
Balance (in units) at Mar. 31, 2014	2,728	2,728